TAX CHARGE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Effective tax rate	(1.60%)	10.20%	9.30%
Income taxes paid (refund)	$ 10,287	$ 1,901	$ 3,826
Income tax payable	$ 320	$ 1,076